Note 4 - Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Table Text Block]
	2018	2017
Cash and cash equivalents	$1,406	$1,025
Restricted cash	502	2,826
Cash, cash equivalents and restricted cash	$1,908	$3,851